Loss Per Share	6 Months Ended
Sep. 30, 2025
Loss Per Share [Abstract]
Loss per share

Note 24 —Loss per share

For the purpose of calculating loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reverse recapitalization as described in Note 3 took place at the beginning of the earliest period presented.

	For the Six Months Ended September 30,
	2025	2024

Loss per share – basic and diluted:
Numerator:
Net loss attributable to the Company’s shareholders	$(5,098,857)	$(512,287)
Denominator:
Weighted average number of ordinary shares outstanding	122,069,309	105,054,995

Loss per ordinary share – basic and diluted	$(0.04)	$(0.00)

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	For the Six Months Ended	For the Six Months Ended
	September 30, 2025	September 30, 2025
	(Unaudited)	(Unaudited)
Warrant (1)	16,500,000	-
Ordinary shares placed in escrow (2)	4,328,394	-

(1)	For the six months ended September 30, 2025 and 2024, the Company had the 16,500,000, and 0 warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive

(2)	For the six months ended September 30, 2025 and 2024, the Company had 4,328,394, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted earnings (loss) per share for the respective periods.